Note 2 - Allowance for Credit Losses for Trade Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2025
Notes Tables
Accounts Receivable, Allowance for Credit Loss [Table Text Block]
	Years ended October 31,
	2025	2024
Balance at beginning of year	$92,125	$71,189
Bad debt expense (recovery)	(19,216)	20,936
Balance at end of year	$72,909	$92,125